UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549




                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6667

                            Safeco Managed Bond Trust
               (Exact name of registrant as specified in charter)

                       4854 154th Pl NE, Redmond, WA 98052
               (Address of principal executive offices) (Zip code)

                                 Roger F. Harbin
                       4854 154th Pl NE, Redmond, WA 98052
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 425-376-8055

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. Schedule of Investments.

As of September 30, 2004
Safeco Intermediate-Term Bond Fund
(Unaudited)

                                                                                                                       VALUE
PRINCIPAL AMOUNT (000's)                                                                                              (000's)
--------------------------------------------------------------------------------------------------------------------------------



ASSET BACKED SECURITIES - 1.3%

Consumer Finance - 1.3%

              $39   Americredit Automobile    Receivables Trust    1.93%, due 12/12/07                               $39
               90   MBNA Credit Card Master    Note Trust    1.71%, due 12/15/08                                      90

                                                                                                            --------------

TOTAL ASSET BACKED SECURITIES   (cost  $129)                                                                         129
                                                                                                            --------------


CORPORATE BONDS - 33.7%

Aerospace & Defense - 1.9%

               40   Boeing Co.    5.125%, due 2/15/13                                                                 41
              120   Honeywell International, Inc.    7.50%, due 3/01/10                                              140

Agricultural Products - 0.6%

               55   Unilever Capital Corp.    7.125%, due 11/01/10                                                    64

Apparel Retail - 0.3%

               25   Nordstrom, Inc.    5.625%, due 1/15/09                                                            27

Automobile Manufacturers - 1.5%

              130   Ford Motor Co.    7.25%, due 10/01/08                                                            140

Brewers - 0.6%

               55 # Miller Brewing Co. (144A)    5.50%, due 8/15/13    (acquired 11/19/03)    (cost $56,385)          57

Broadcasting & Cable TV - 1.4%

              135   Comcast Corp.    5.30%, due 1/15/14                                                              135

Communication Equipment - 0.8%

               75   Corning, Inc.    5.90%, due 3/15/14                                                               73

Diversified Banks - 3.4%

               50   HSBC Bank USA    4.625%, due 4/01/14                                                              49
              145   International Bank for    Reconstruction & Development    4.375%, due 9/28/06                    150
               45   U.S. Bancorp    3.125%, due 3/15/08                                                               44
               80   Wachovia Corp.    5.00%, due 8/15/15                                                              81

Electric Utilities - 1.7%

               25   Dominion Resources, Inc.    6.25%, due 6/30/12                                                    27
               65   PSEG Power LLC    6.95%, due 6/01/12                                                              73
               55   Southern California Edison Co.    8.00%, due 2/15/07                                              61

Fertilizers & Agricultural Chemicals - 0.5%

               45   Potash Corp. of Saskatchewan,    Inc.    4.875%, due 3/01/13                                      45

Forest Products - 0.2%

               17   Weyerhaeuser Co.    5.50%, due 3/15/05                                                            17

Housewares & Specialties - 0.6%

               55   Newell Rubbermaid, Inc.    4.625%, due 12/15/09                                                   56

Integrated Oil & Gas - 1.2%

               75   Pemex Project Funding    Master Trust    9.125%, due 10/13/10                                     89
               25   USX Corp.    6.85%, due 3/01/08                                                                   28

Integrated Telecommunications Services - 1.7%

               40   Verizon Global Funding Corp.    7.375%, due 9/01/12                                               47
              110   Verizon Wireless Capital LLC    5.375%, due 12/15/06                                             115

Investment Banking & Brokerage - 1.4%

               50   Goldman Sachs Group, Inc.    4.125%, due 1/15/08                                                  51
               40   JPMorgan Chase & Co., Inc.    4.50%, due 11/15/10                                                 41
               40   Morgan Stanley    6.60%, due 4/01/12                                                              45

 Life & Health Insurance - 1.9%

               85 # Jackson National Life Global Funding, LLC (144A)    2.04%, due 3/11/05                            85
                    (acquired 9/05/02) (cost $85,000)
               90   Lincoln National Corp.    5.25%, due 6/15/07                                                      94

Movies & Entertainment - 0.5%

               45   Time Warner, Inc.    6.75%, due 4/15/11                                                           50

Multi-Utilities & Unregulated Power - 1.1%

              100   Avista Corp.    7.75%, due 1/01/07                                                               108

Oil & Gas Equipment & Services - 0.4%

               45   Petroleum-Canada    4.00%, due 7/15/13                                                            42

Oil & Gas Refining, Marketing & Transportation - 0.7%

               65   Kinder Morgan Energy Partners,    L.P.    6.75%, due 3/15/11                                      72

Other Diversified Financial Services - 3.7%

               80   American Express Co.    4.875%, due 7/15/13                                                       81
               40   Citigroup, Inc.    7.25%, due 10/01/10                                                            47
              120   General Electric Capital Corp.    5.45%, due 1/15/13                                             127
               40   Household Finance Corp.    7.875%, due 3/01/07                                                    44
               55   Lehman Brothers Holdings, Inc.    4.375%, due 11/30/10                                            55

Property & Casualty Insurance - 0.5%

               50   Ohio Casualty Corp.    7.30%, due 6/15/14                                                         53

Real Estate Investment Trust - 0.8%

               75   Health Care REIT, Inc.    6.00%, due 11/15/13                                                     77

Regional Banks - 0.6%

               55   KeyCorp    2.75%, due 2/27/07                                                                     54

Soft Drinks - 0.6%

               55   Bottling Group, LLC    5.00%, due 11/15/13                                                        57

Specialized Finance - 2.7%

              150   General Motors Acceptance    Corp.    6.125%, due 9/15/06                                        157
               90   National Rural Utilities    Cooperative Finance Corp.    7.25%, due 3/01/12                      104

Thrifts & Mortgage Finance - 1.8%

              105   Countrywide Home Loans, Inc.    3.50%, due 12/19/05                                              106
               65   Washington Mutual Bank    Corp.    5.50%, due 1/15/13                                             67

Wireless Telecommunication Services - 0.6%

               55   Vodafone Group, plc (ADR)    5.00%, due 12/16/13                                                  56

                                                                                                              -------------
TOTAL CORPORATE BONDS   (cost  $3,116)                                                                             3,232
                                                                                                              -------------


COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%

Commercial - 0.2%

               14   Asset Securitization Corp.    7.32%, due 1/13/30                                                  14

U.S. Government Agency Obligations - 2.1%

              195   Freddie Mac    6.00%, due 4/15/32                                                                203

                                                                                                              --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS   (cost  $220)                                                             217
                                                                                                              --------------


U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES - 28.1%

Federal Home Loan Mortgage Corporation (FHLMC) - 1.0%

               87   6.50%, due 1/01/29                                                                                92

Federal National Mortgage Association (FNMA) - 26.2%

              259   4.816%, due 12/01/12                                                                             265
              328   5.00%, due 12/01/17                                                                              334
              220   5.00%, due 3/01/33                                                                               218
              170   5.00%, due 5/01/34                                                                               169
              316   5.50%, due 2/01/18                                                                               328
              119   5.50%, due 7/01/23                                                                               122
              288   5.50%, due 9/01/17                                                                               298
               12   6.00%, due 1/01/29                                                                                12
              159   6.00%, due 3/01/33                                                                               165
               98   6.00%, due 8/01/32                                                                               101
               23   6.00%, due 9/01/29                                                                                23
               19   6.50%, due 1/01/15                                                                                21
              114   6.50%, due 7/01/29                                                                               120
               95   6.50%, due 7/01/34                                                                               100
               26   7.00%, due 3/01/12                                                                                27
                9   8.00%, due 1/01/31                                                                                10

                6   8.00%, due 10/01/30                                                                                7
               20   8.00%, due 2/01/29                                                                                22
               10   8.00%, due 2/01/30                                                                                11
                3   8.00%, due 2/01/30                                                                                 4
               98   8.00%, due 3/01/31                                                                               107
               14   8.00%, due 4/01/08                                                                                14
               16   8.00%, due 4/01/20                                                                                18
                7   8.00%, due 4/01/30                                                                                 8
                4   8.00%, due 5/01/31                                                                                 4
                4   8.00%, due 7/01/30                                                                                 5

Government National Mortgage Association (GNMA) - 0.9%

                7   6.00%, due 4/15/14                                                                                 7
               28   6.00%, due 8/15/13                                                                                29
               20   7.00%, due 4/15/28                                                                                21
               17   7.00%, due 8/15/28                                                                                18
               12   7.75%, due 11/15/29                                                                               13

                                                                                                             --------------

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE BACKED SECURITIES   (cost  $2,647)                                         2,693
                                                                                                             --------------

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.4%

U.S. Government Agency Obligations - 13.0%

              265   Fannie Mae    4.40619%, due 2/17/09                                                              266
              140   Fannie Mae (Unsecured Note)    5.24%, due 8/07/18                                                141
              130   Federal Home Loan Bank    (Unsecured Bond)    3.625%, due 11/14/08                               131
               65   Federal Home Loan Bank    (Unsecured Bond)    3.875%, due 6/14/13                                 62
               55   Federal Home Loan Mortgage    Corp. (Unsecured Note)    3.34%, due 6/09/10                        53
               60   Federal Home Loan Mortgage    Corp. (Unsecured Note)    3.50%, due 2/13/08                        60
              165   Federal Home Loan Mortgage    Corp. (Unsecured Note)    4.00%, due 6/12/13                       157
              170   Freddie Mac (Unsecured Note)    4.00%, due 12/30/13                                              162
              220   Freddie Mac (Unsecured Note)    5.20%, due 3/05/19                                               216

U.S. Treasury Notes - 13.4%

               35   1.50%, due 7/31/05                                                                                35
              135   3.125%, due 10/15/08                                                                             135
              100   4.00%, due 2/15/14                                                                                99
               35   4.25%, due 8/15/13                                                                                36
              120   5.50%, due 8/15/28                                                                               129
              105   6.00%, due 8/15/09                                                                               117
              135   7.00%, due 7/15/06                                                                               146
              135   7.125%, due 2/15/23                                                                              172
              340   U.S. Treasury Inflation Index    Note    3.50%, due 1/15/11                                      419

                                                                                                              --------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS   (cost  $2,519)                                                        2,536
                                                                                                              --------------


MUNICIPAL BONDS - 1.1%

Electric Utilities - 1.1%

              105   California State Department    of Water Resources    Supply Revenue    4.33%, due 5/01/06        107

                                                                                                              --------------

TOTAL MUNICIPAL BONDS   (cost  $105)                                                                                 107
                                                                                                              --------------

CASH EQUIVALENTS - 8.5%

Investment Companies

               461   AIM Short-Term Investments Co.    Liquid Assets Money Market    Portfolio (InstitutionalShares)  461
               164   American AAdvantage Money    Market Select Fund                                                  164
               190   State Street Navigator    Securities Lending Prime    Portfolio **                               190

                                                                                                             --------------
TOTAL CASH EQUIVALENTS   (cost  $815)                                                                                 815
                                                                                                             --------------


TOTAL INVESTMENTS   (cost  $9,551)  -  101.4%                                                                       9,729

                     Other Assets, less Liabilities                                                                  (131)

                                                                                                             --------------
 NET ASSETS                                                                                                        $9,598
                                                                                                             ==============


** Represents invested collateral received related to $186,057 in securities on loan under securities lending agreements.

# Securities are exempt from registration and restricted as to resale only to dealers, or through a dealer to a "qualified institutional buyer" as permitted under Rule 144A of the Securities Act of 1933. The total cost of such securities is $141,385 and the total value is $142,000 or 1.5% of net assets.



Supplementary Notes to Schedule of Investments (In Thousands)

Federal Tax Information

As of September 30, 2004, the aggregate cost of investment securities for income tax purposes approximated $9,553. Net unrealized appreciation approximated $176, of which $208 is related to appreciated investment securities and $32 is related to depreciated investment securities.



The Fund's schedule of investments as of September 30, 2004, has not been audited. For more information on the Fund's policies regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus, annual and semiannal reports.





ITEM 2. Controls and Procedures

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.


(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




ITEM 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-3) is attached as Exhibit 99.CERT.

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



                                             Safeco Managed Bond Trust

                                              /s/    Roger F. Harbin
                                             ---------------------------------
                                                     Roger F. Harbin
                                                     President



     Date: November 10, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                 Safeco Managed Bond Trust

                                              /s/    David N. Evans
                                             ---------------------------------
                                                     David N. Evans
                                                     Treasurer

     Date: November 10, 2004